Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss) for the period	$ 56,151	$ (3,207,220)	$ 542,851
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depletion, depreciation and amortization	125,121	401,200	292,951
Ceiling test and other impairments	0	3,144,899	0
Deferred and current non-cash income taxes	1	(990)	995
Unrealized (gain) loss on commodity derivatives	0	104,190	(130,066)
Deferred gain on sale of liquids gathering system	(10,553)	(10,553)	(10,553)
Gain on sale of property	0	0	(8,022)
Stock compensation	5,562	4,128	5,467
Non-cash reorganization items, net	42,523	0	0
Other	6,870	9,217	4,569
Net changes in operating assets and liabilities:
Restricted cash	(3,456)	2	2
Accounts receivable	(19,635)	65,132	(43,116)
Other current assets	(15,647)	(20,106)	(1,920)
Other non-current assets	(539)	21,112	284
Accounts payable	(63,924)	13,815	28,696
Accrued liabilities	133,144	1,655	(5,938)
Production taxes payable	(7,944)	(3,312)	15,115
Interest payable	57,117	(3,441)	14,233
Other long-term obligations	276	(5,770)	6,427
Current taxes payable/receivable	2,547	1,580	609
Net cash provided by operating activities	307,614	515,538	712,584
Investing Activities:
Acquisition of oil and gas properties	0	3,964	(891,075)
Oil and gas property expenditures	(269,314)	(494,025)	(599,913)
Gathering system expenditures	0	0	(6,842)
Proceeds from sale of property	0	0	27,944
Change in capital cost accrual	(8,134)	(25,380)	(125,577)
Inventory	(1,123)	3,235	175
Purchase of property, plant and equipment	(329)	(551)	(5,455)
Net cash used in investing activities	(278,900)	(512,757)	(1,600,743)
Financing activities:
Borrowings on long-term debt	369,000	1,165,000	1,095,000
Payments on long-term debt	0	(1,153,000)	(1,037,000)
Proceeds from issuance of Senior Notes	0	0	850,000
Deferred financing costs	0	6	(13,245)
Repurchased shares/net share settlements	(379)	(2,514)	(9,111)
Payment of contingent consideration	0	(17,049)	0
Proceeds from exercise of options	0	0	770
Net cash provided by (used in) financing activities	368,621	(7,557)	886,414
Increase/(Decrease) in cash during the period	397,335	(4,776)	(1,745)
Cash and cash equivalents, beginning of period	4,143	8,919	10,664
Cash and cash equivalents, end of period	401,478	4,143	8,919
Cash paid for:
Interest	4,793	169,867	108,889
Income taxes	94	0	1,752
Non-cash investing activities — oil and gas properties	$ 0	$ 0	$ 20,000